UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2018

Capturing the
growth potential
of developing
economies.

The fund’s investment objective is long-term capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	14.40%	5.23%	3.43%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.04% for Class A shares as of the prospectus dated January 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Developing-country stocks advanced during the first half of New World Fund’s fiscal year, supported by steady economic growth in China, firmer commodity prices and a weaker U.S. dollar.

The fund gained 3.51% during the six-month period ended April 30, 2018, assuming reinvestment of the 63 cents a share dividend paid in December 2017. The fund’s benchmarks — the unmanaged MSCI ACWI (All Country World Index) and MSCI EM (Emerging Markets) Index — rose 3.56% and 4.80%, respectively.

With the primary objective of long-term appreciation, New World Fund offers a multidimensional approach to capturing the potential of emerging markets by blending three types of investments: stocks of companies based in the developing

Results at a glance

For periods ended April 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 6/17/99)

New World Fund (Class A shares)	3.51%	16.88%	5.85%	3.47%	8.26%
MSCI ACWI (All Country World Index)	3.56	14.16	8.80	5.10	4.85
MSCI EM (Emerging Markets) Index	4.80	21.71	4.74	2.17	8.10
J.P. Morgan Emerging Markets Bond Index Global Diversified	–2.41	1.27	3.78	6.78	9.25

Because New World Fund invests in companies based in both the developed and developing worlds as well as emerging markets bonds, it uses the MSCI ACWI (All Country World Index), MSCI EM (Emerging Markets) Index and J.P. Morgan Emerging Markets Bond Index Global Diversified as benchmarks. MSCI ACWI and MSCI EM Index results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. Source: MSCI. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates, who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

New World Fund	1

Where the fund’s assets are invested

Geographical distribution of net assets on April 30, 2018

Developed-country equities	46.1%
The Americas
United States	13.1%
Canada	1.7

Asia
Japan	5.1
Hong Kong	4.1
South Korea	3.0
Taiwan	2.1
Australia	.7
New Zealand	.1

Europe
United Kingdom	5.2
France	4.8
Germany	1.6
Switzerland	1.3
Spain	.8
Denmark	.7
Netherlands	.7
Italy	.5
Sweden	.2
Norway	.1
Ireland	.1

Africa/Middle East
Israel	.2

Developing-country equities	42.1%
The Americas
Brazil	7.1%
Argentina	1.9
Mexico	1.3
Peru	.2
Republic of Colombia	.1

Asia
China	15.6
India	8.6
Philippines	1.6
Thailand	.6
Indonesia	.5
Malaysia	.2
Vietnam	.2

Europe
Russian Federation	1.3
Greece	.5
Turkey	.4
Hungary	.1

Africa/Middle East
South Africa	1.7
Qatar	.1
United Arab Emirates	.1

Developed-country bonds	.1%
The Americas
United States	.1%

Developing-country bonds	4.3%
The Americas
Brazil	.7%
Mexico	.5
Argentina	.2
Dominican Republic	.2
Paraguay	.1
Republic of Colombia	.1
Guatemala	.1

Asia
Indonesia	.3
India	.2
Pakistan	.1
Kazakhstan	.1
Sri Lanka	.1
China	.1

Europe
Russian Federation	.2
Turkey	.2

Africa/Middle East
Egypt	.2
Nigeria	.2
Morocco	.1
South Africa	.1
Kenya	.1
Saudi Arabia	.1
Côte d’Ivoire	.1
Iraq	.1
Bahrain	.1

Short-term securities & other assets less liabilities	7.4%

Total	100.0%

2	New World Fund

world; stocks of multinational companies based in the developed world that have significant business in the developing world; and, when appropriate, government and corporate bonds of developing-country issuers.

This approach offers many potential benefits for long-term investors, including a reduction in some of the volatility typically associated with investing in developing markets. As can be seen in the table on p. 1, the fund’s lifetime results compare favorably to the MSCI ACWI, which represents the range of investable companies, and the MSCI EM Index, the closest benchmark to the fund’s objective of benefiting from significant exposure to developing economies and markets.

Developed- and developing-country stocks

Global equity markets rose during the six-month period amid strong corporate earnings, improving global growth and higher prices for oil and industrial metals. However, equities worldwide hit pockets of volatility during February and March as investors weighed the ramifications of increased U.S.-China trade tensions, tighter U.S. monetary policy and uncertainty related to political elections. That uncertainty tempered enthusiasm for developing-country stocks and slowed a strong rebound that began in early 2016.

In the MSCI EM Index, commodities-related companies and financial firms notched some of the strongest gains during the November-to-April period. Meanwhile, information technology stocks — after outsized returns in the past two years — came under pressure from concerns about valuations, profit margins and a slowing smartphone upgrade cycle.

Chinese stocks advanced 5.36% on continued economic growth, moves by the government to limit debt excesses and new regulations to curb pollution. China’s economy expanded 6.9% in 2017, its first full-year growth pickup since 2010. Government-led stimulus measures and a red-hot property market supported the expansion. Strong consumption carried over into the first quarter of 2018. Health care companies notched some of the strongest returns in the MSCI China Index, bolstered by supportive government policies, including regulations to speed up drug approvals.

Elsewhere in Asia, Indian equities inched higher by 0.89% despite signs economic growth was picking up again following the implementation of several key reforms to modernize the country’s economy. India’s gross domestic product grew at a better-than-expected annualized rate of 7.2% in the October-to-December period. However, asset quality issues at large state-owned banks, relative valuations for Indian equities and pricing challenges in the telecommunications sector weighed on overall market sentiment. Korean stocks climbed 5.04% on the back of memory-chip makers, which saw increased demand for their components used in electronics devices and data-center servers.

New World Fund	3

Brazilian stocks rose 9.33% as Latin America’s largest economy slowly climbed out of its worst recession since the 1930s, offering some hope the country is headed in the right direction following several years of corruption scandals and weaker commodity prices. Brazil’s gross domestic product rose 1% in 2017, its first expansion since 2014. Meanwhile, the country’s central bank continued a series of interest rate cuts as inflation fell, lowering the benchmark rate to a historic low of 6.5%. It also signaled the possibility of another cut. Rising prices for oil and iron ore supported confidence as well. The materials, energy and financials sectors all registered strong double-digit gains.

Inside the portfolio

Brazilian commodities producers were among the biggest contributors to portfolio returns. Shares of state-owned energy giant Petrobras rallied on strengthening oil prices and encouraging moves to reduce its massive debt load. However, after April 30, Petrobras shares became more volatile as truckers protested rising diesel fuel costs and the company’s CEO unexpectedly resigned. Shares of Vale, one of Brazil’s largest miners, gained on improving cash flow, a stronger balance sheet, rising metals prices and demand from China for its higher quality ore.

Select financial companies were substantial contributors to fund returns. Shares of Hong Kong–listed insurer AIA Group continued to move higher on a big gain in new business during the first quarter, boosted by rising life insurance sales in China. Shares of Kotak Mahindra, one of India’s largest private banks, gained further ground on strong loan growth and solid asset quality.

Investments in Chinese-based natural gas distributors boosted portfolio returns. Shares of ENN Energy Holdings and China Gas both notched double-digit gains. The companies benefited from tight supplies of natural gas as China’s government enacted stricter regulations on the use of coal to help clean up the environment.

Certain technology-related investments declined.

Shares of Taiwan Semiconductor Manufacturing, a leading maker of chips used in Apple’s iPhones, slid in April after lowering its sales target; the setback followed a steady eight-year run for the stock and the company still sees promising demand for chips other than smartphones, such as processors used in artificial intelligence applications. Similarly, shares of U.S.-based Broadcom retreated after robust returns in recent years. The stock fell after the maker of communications chips used in mobile devices withdrew its bid for Qualcomm due to regulatory scrutiny. China-based Ctrip, one of the world’s largest online travel services firms, declined on a

4	New World Fund

weak sales outlook for the quarter; longer term, Ctrip is seen to benefit from the increasing number of Chinese travelers.

Another detractor was British American Tobacco. Shares of the U.K.-based company fell after the U.S. Food and Drug Administration announced a regulatory plan to reduce nicotine levels in cigarettes; the high-dividend-paying stock was also hurt by rising interest rates.

During the six-month period, fixed income investments slightly detracted from overall fund returns as debt in emerging markets was roiled by tightening monetary policies in developed countries. As of April 30, 2018, the fund was invested in bonds from more than 20 developing countries, representing 4.3% of the fund’s total assets.

As of April 30, 2018, developing-country equities and bonds accounted for 46.4% of the fund’s net assets. The portion of net assets invested in developed-country equities was 46.1%. Holdings in cash and cash-like securities amounted to 7.4%; this position is a reflection of decisions made by individual portfolio managers to hold cash as part of their investment strategy.

Looking forward

Developing countries are benefiting from global growth, strengthening commodities prices and positive corporate fundamentals. Corporate profits continue to improve and in aggregate are forecast to register another year of double-digit growth. Valuations relative to the developed world also remain attractive.

Near-term risks include negative outcomes of trade negotiations between the U.S. and China, the impact of rising U.S. interest rates on emerging markets, and volatility that may arise from elections in several countries this year and next, including Brazil, Mexico and India.

Our investment team remains centered on individual companies. The developing-country universe includes a truly diverse set of nations, markets and businesses. It is our belief that comprehensive, company-by-company research helps us identify those firms that should thrive over the long term.

Currently, portfolio managers have significant exposure to technology-oriented and consumer companies based in China, the U.S. and greater Asia that they believe are positioned to prosper from the growth of mobile commerce and increasing smartphone usage in the developing world. Equity investments in information technology companies are more than double the 10-year average

New World Fund	5

for the fund on a sector basis, however, managers have trimmed some larger positions due to strong share price gains over the past 18 months.

Financial-related companies are another core portfolio holding. Managers are constructive on banks domiciled in developing countries, notably private sector banks in India and Latin America. They have taken an interest in select Chinese banks given their attractive valuations, improving quality of loan books and potential market share gains as regulators clamp down on nonbank lenders.

Managers have also shown increased interest in the materials sector amid improving balance sheets for commodities companies. Recent government measures aimed at cleaning up the environment have resulted in some plant consolidation and boosted metals prices. China’s pollution curbs have also boosted the prospects of Chinese natural gas producers represented in the fund’s holdings.

Thank you for your commitment to New World Fund. We look forward to reporting to you again in six months.

Cordially,

Robert W. Lovelace

Vice Chairman and President

June 14, 2018

For current information about the fund, visit americanfunds.com.

6	New World Fund

Summary investment portfolio April 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
China	15.75%
United States	13.18
Euro zone*	9.06
India	8.69
Brazil	7.76
United Kingdom	5.22
Japan	5.06
Hong Kong	4.15
South Korea	3.00
Other countries	20.76
Short-term securities & other assets less liabilities	7.37
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 87.44%	Shares	Value (000)
Information technology 18.58%
Samsung Electronics Co., Ltd.[1]	255,990	$635,151
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	69,069,500	523,579
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	53,830
Tencent Holdings Ltd.[1]	10,669,500	523,835
Alphabet Inc., Class C2	392,556	399,359
Alphabet Inc., Class A2	118,464	120,665
Alibaba Group Holding Ltd. (ADR)[2]	2,260,525	403,594
Baidu, Inc., Class A (ADR)[2]	1,467,160	368,110
Mastercard Inc., Class A	1,863,000	332,117
Broadcom Inc.	1,226,596	281,406
Facebook, Inc., Class A2	1,267,400	217,993
MercadoLibre, Inc.	614,600	208,724
PagSeguro Digital Ltd., Class A2	6,251,368	207,733
Keyence Corp.[1]	337,000	205,721
Murata Manufacturing Co., Ltd.[1]	1,524,600	192,628
Micron Technology, Inc.[2]	4,036,000	185,575

New World Fund	7

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	30,040,104	$183,097
Other securities		1,803,136
		6,846,253

Financials 15.85%
AIA Group Ltd.[1]	66,862,800	596,963
HDFC Bank Ltd.[1]	15,761,603	473,948
HDFC Bank Ltd. (ADR)	309,282	29,632
Grupo Financiero Galicia SA, Class B (ADR)[3]	7,254,065	463,680
Kotak Mahindra Bank Ltd.[1]	21,726,619	392,927
China Construction Bank Corp., Class H1	345,482,000	362,281
Itaú Unibanco Holding SA, preferred nominative	10,447,696	152,128
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,657,653	96,736
Prudential PLC[1]	8,642,000	221,645
Bank of China Ltd., Class H1	398,896,132	216,236
Sberbank of Russia[1]	13,514,843	199,754
Capitec Bank Holdings Ltd.[1]	2,676,357	190,099
ICICI Bank Ltd.[1]	37,551,221	158,967
ICICI Bank Ltd. (ADR)	3,166,980	26,951
Other securities		2,259,585
		5,841,532

Consumer discretionary 12.71%
Booking Holdings Inc.[2]	109,696	238,918
Naspers Ltd., Class N1	953,300	232,610
Ctrip.com International, Ltd. (ADR)[2]	5,386,700	220,316
Melco Resorts & Entertainment Ltd. (ADR)	6,452,000	201,367
LVMH Moët Hennessy-Louis Vuitton SE1	539,500	187,788
Hyundai Motor Co.[1]	1,242,999	185,940
Other securities		3,418,232
		4,685,171

Materials 8.69%
First Quantum Minerals Ltd.	29,010,199	417,998
Vale SA, ordinary nominative	15,115,752	210,003
Vale SA, ordinary nominative (ADR)	14,216,799	196,761
Teck Resources Ltd., Class B	8,129,400	204,066
Other securities		2,172,561
		3,201,389

Industrials 7.19%
Airbus SE, non-registered shares[1]	3,505,837	410,703
Shanghai International Airport Co., Ltd., Class A1	30,512,278	239,875
International Container Terminal Services, Inc.[1,3]	110,891,000	180,618
Other securities		1,818,695
		2,649,891

Consumer staples 6.64%
British American Tobacco PLC[1]	5,130,200	281,916
Nestlé SA1	3,013,217	232,949
Pernod Ricard SA1	1,211,833	200,998

8	New World Fund

		Value
	Shares	(000)
JBS SA, ordinary nominative	79,143,000	$197,677
Other securities		1,533,611
		2,447,151

Health care 6.35%
Hypera SA, ordinary nominative	24,896,300	223,862
CSL Ltd.[1]	1,418,300	181,103
Other securities		1,935,563
		2,340,528

Energy 5.47%
Reliance Industries Ltd.[1]	47,751,028	685,969
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	19,828,416	279,382
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	9,992,000	131,395
Other securities		921,335
		2,018,081

Utilities 3.22%
China Gas Holdings Ltd.[1]	104,447,100	370,525
ENN Energy Holdings Ltd.[1]	34,840,000	326,924
China Resources Gas Group Ltd.[1]	54,715,800	201,273
Other securities		288,905
		1,187,627

Telecommunication services 1.15%
SoftBank Group Corp.[1]	2,590,865	200,858
Other securities		222,605
		423,463

Real estate 0.81%
Other securities		298,751

Miscellaneous 0.78%
Other common stocks in initial period of acquisition		285,931

Total common stocks (cost: $23,096,555,000)		32,225,768

Preferred securities 0.16%
Information technology 0.16%
Other securities		58,660

Total preferred securities (cost: $58,660,000)		58,660

Rights & warrants 0.55%
Other 0.55%
Other securities		203,315

Total rights & warrants (cost: $110,496,000)		203,315

New World Fund	9

Convertible stocks 0.05%	Shares	Value (000)
Health care 0.05%
Other securities		$18,225

Total convertible stocks (cost: $19,790,000)		18,225

Bonds, notes & other debt instruments 4.43%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.65%
Other securities		1,345,410

Corporate bonds & notes 0.74%
Petrobras Global Finance Co. 4.38%–8.75% 2022–2115[4]	$55,720	56,210
Vale SA 5.63%–6.88% 2026–2042	22,685	25,842
Other securities		189,491
		271,543

U.S. Treasury bonds & notes 0.04%
Other securities		14,971

Total bonds, notes & other debt instruments (cost: $1,637,100,000)		1,631,924

Short-term securities 7.31%
Federal Home Loan Bank 1.63%–1.77% due 5/18/2018–7/11/2018	211,200	210,843
Sumitomo Mitsui Banking Corp. 1.72%–2.29% due 5/14/2018–7/19/2018[4]	184,200	183,744
Other securities		2,299,451

Total short-term securities (cost: $2,693,192,000)		2,694,038
Total investment securities 99.94% (cost: $27,615,793,000)		36,831,930
Other assets less liabilities 0.06%		22,335

Net assets 100.00%		$36,854,265

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $42,980,000, an aggregate cost of $49,120,000, and which represented .12% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

10	New World Fund

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2018 (000)
USD15,162	ZAR177,560	Goldman Sachs	5/4/2018	$925
USD48,516	INR3,166,625	JPMorgan Chase	5/7/2018	1,104
USD18,279	BRL61,300	JPMorgan Chase	5/7/2018	794
USD18,081	GBP13,135	Citibank	5/8/2018	(8)
USD12,222	BRL40,000	JPMorgan Chase	5/10/2018	816
USD57,724	INR3,784,041	Bank of America, N.A.	5/25/2018	1,189
USD43,920	INR2,878,728	Citibank	5/25/2018	911
USD5,027	INR329,550	Citibank	5/25/2018	104
USD13,166	INR880,000	Citibank	5/25/2018	18
USD8,339	MXN152,527	Bank of America, N.A.	5/31/2018	225
USD6,185	JPY660,000	Bank of America, N.A.	6/18/2018	127
USD5,830	GBP4,098	JPMorgan Chase	6/22/2018	173
USD3,929	JPY420,000	UBS AG	6/25/2018	72
USD11,548	MXN215,000	JPMorgan Chase	7/9/2018	180
USD19,784	INR1,320,000	Citibank	9/24/2018	319
USD4,338	EUR3,465	Citibank	12/13/2018	72
USD241	EUR200	Bank of America, N.A.	12/13/2018	(6)
USD690	EUR570	Bank of America, N.A.	12/13/2018	(12)
USD3,885	EUR3,220	Bank of America, N.A.	12/13/2018	(78)
USD6,096	EUR4,810	Citibank	3/6/2019	132
USD7,017	EUR5,485	Goldman Sachs	3/8/2019	215
USD3,606	EUR2,850	Goldman Sachs	3/8/2019	72
USD16,632	EUR13,100	JPMorgan Chase	3/15/2019	376
USD4,098	EUR3,225	Goldman Sachs	4/12/2019	86
				$7,806

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 2.25%
Financials 1.26%
Grupo Financiero Galicia SA, Class B (ADR)	5,911,217	1,342,848	—	7,254,065
Industrials 0.49%
International Container Terminal Services, Inc.[1]	110,891,000	—	—	110,891,000
Energy 0.50%
Energean Oil & Gas PLC[1,2]	—	9,900,000	—	9,900,000
Indus Gas Ltd.[1,2]	10,429,272	—	—	10,429,272
Ophir Energy PLC[1,2]	45,823,577	—	—	45,823,577
Gulf Keystone Petroleum Ltd.[1,2]	14,566,135	—	—	14,566,135
Kosmos Energy Ltd.[2,5]	28,140,493	—	9,280,493	18,860,000

New World Fund	11

Investments in affiliates (continued)

		Net
	Net	unrealized		Value of
	realized	appreciation	Dividend	affiliates at
	gain	(depreciation)	income	4/30/2018
	(000)	(000)	(000)	(000)
Common stocks 2.25%
Financials 1.26%
Grupo Financiero Galicia SA, Class B (ADR)	$—	$54,679	$—	$463,680
Industrials 0.49%
International Container Terminal Services, Inc.[1]	—	(46,856)	5,334	180,618
Energy 0.50%
Energean Oil & Gas PLC[1,2]	—	3,319	—	66,102
Indus Gas Ltd.[1,2]	—	(6,049)	—	44,510
Ophir Energy PLC[1,2]	—	(1,880)	—	37,832
Gulf Keystone Petroleum Ltd.[1,2]	—	16,079	—	36,247
Kosmos Energy Ltd.[2,5]	3,003	(22,154)	—	—
				184,691
Total 2.25%	$3,003	$(2,862)	$5,334	$828,989

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $21,510,963,000, which represented 58.37% of the net assets of the fund. This amount includes $19,877,985,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,699,791,000, which represented 7.33% of the net assets of the fund.
[5]	Unaffiliated issuer at 4/30/2018.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
EUR = Euros
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

12	New World Fund

Financial statements

Statement of assets and liabilities at April 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $26,819,918)	$36,002,941
Affiliated issuers (cost: $795,875)	828,989	$36,831,930
Cash		1,932
Cash denominated in currencies other than U.S. dollars (cost: $85,876)		85,838
Unrealized appreciation on open forward currency contracts		7,910
Receivables for:
Sales of investments	87,819
Sales of fund’s shares	66,991
Dividends and interest	84,868
Other	2,272	241,950
		37,169,560
Liabilities:
Unrealized depreciation on open forward currency contracts		104
Payables for:
Purchases of investments	181,655
Repurchases of fund’s shares	33,087
Closed forward currency contracts	170
Investment advisory services	15,917
Services provided by related parties	7,375
Directors’ deferred compensation	2,676
Non-U.S. taxes	67,959
Other	6,352	315,191
Net assets at April 30, 2018		$36,854,265

Net assets consist of:
Capital paid in on shares of capital stock		$26,836,135
Distributions in excess of net investment income		(56,911)
Undistributed net realized gain		916,970
Net unrealized appreciation		9,158,071
Net assets at April 30, 2018		$36,854,265

See Notes to Financial Statements

New World Fund	13

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,

$.01 par value (548,813 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$13,489,197	200,356		$67.33
Class C	864,941	13,324		64.92
Class T	12	—	*	67.29
Class F-1	1,404,002	20,999		66.86
Class F-2	9,377,084	139,526		67.21
Class F-3	3,069,713	45,545		67.40
Class 529-A	936,991	14,041		66.73
Class 529-C	142,167	2,185		65.07
Class 529-E	42,378	640		66.23
Class 529-T	12	—	*	67.28
Class 529-F-1	64,328	964		66.74
Class R-1	34,027	523		65.10
Class R-2	344,007	5,285		65.09
Class R-2E	28,182	424		66.46
Class R-3	715,770	10,795		66.31
Class R-4	855,620	12,784		66.93
Class R-5E	12,421	186		66.76
Class R-5	323,974	4,796		67.55
Class R-6	5,149,439	76,440		67.37

*	Amount less than one thousand.

See Notes to Financial Statements

14	New World Fund

Statement of operations	unaudited
for the six months ended April 30, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,850; also includes $5,334 from affiliates)	$216,623
Interest (net of non-U.S. taxes of $321)	75,194	$291,817
Fees and expenses*:
Investment advisory services	93,957
Distribution services	28,492
Transfer agent services	20,450
Administrative services	6,228
Reports to shareholders	992
Registration statement and prospectus	1,023
Directors’ compensation	339
Auditing and legal	159
Custodian	4,070
State and local taxes	1
Other	788
Total fees and expenses before waiver	156,499
Less investment advisory services waiver	14
Total fees and expenses after waiver		156,485
Net investment income		135,332

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,119):
Unaffiliated issuers	885,339
Affiliated issuers	3,003
Forward currency contracts	(8,200)
Currency transactions	(2,344)	877,798
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $67,959):
Unaffiliated issuers	157,731
Affiliated issuers	(2,862)
Forward currency contracts	5,909
Currency translations	878	161,656
Net realized gain and unrealized appreciation		1,039,454

Net increase in net assets resulting from operations		$1,174,786

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

New World Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2018*	Year ended October 31, 2017
Operations:
Net investment income	$135,332	$293,029
Net realized gain	877,798	741,973
Net unrealized appreciation	161,656	5,366,070
Net increase in net assets resulting from operations	1,174,786	6,401,072

Dividends and distributions paid to shareholders:
Dividends from net investment income	(363,085)	(246,270)
Distributions from net realized gain on investments	(328,383)	—
Total dividends and distributions paid to shareholders	(691,468)	(246,270)

Net capital share transactions	2,821,371	2,662,072

Total increase in net assets	3,304,689	8,816,874

Net assets:
Beginning of period	33,549,576	24,732,702
End of period (including distributions in excess of and undistributed net investment income: $(56,911) and $170,842, respectively)	$36,854,265	$33,549,576

*	Unaudited.

See Notes to Financial Statements

16	New World Fund

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

New World Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	New World Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the

New World Fund	19

fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing

20	New World Fund

the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,526,501	$3,319,752	$—	$6,846,253
Financials	1,409,419	4,432,113	—	5,841,532
Consumer discretionary	1,515,133	3,170,038	—	4,685,171
Materials	1,264,726	1,936,663	—	3,201,389
Industrials	453,394	2,196,497	—	2,649,891
Consumer staples	747,834	1,699,317	—	2,447,151
Health care	836,041	1,504,487	—	2,340,528
Energy	858,786	1,159,295	—	2,018,081
Utilities	213,329	974,298	—	1,187,627
Telecommunication services	52,035	371,428	—	423,463
Real estate	76,261	222,437	53	298,751
Miscellaneous	41,546	244,385	—	285,931
Preferred securities	—	—	58,660	58,660
Rights & warrants	—	203,315	—	203,315
Convertible stocks	—	18,225	—	18,225
Bonds, notes & other debt instruments	—	1,631,924	—	1,631,924
Short-term securities	—	2,694,038	—	2,694,038
Total	$10,995,005	$25,778,212	$58,713	$36,831,930

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,910	$—	$7,910
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(104)	—	(104)
Total	$—	$7,806	$—	$7,806

*	Securities with a value of $18,404,364,000, which represented 49.94% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

New World Fund	21

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible

22	New World Fund

to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the

New World Fund	23

market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $302,804,000.

24	New World Fund

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$7,910	Unrealized depreciation on open forward currency contracts	$104
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	170
			$7,910		$274

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(8,200)	Net unrealized appreciation on forward currency contracts	$5,909

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

New World Fund	25

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,541	$(250)	$(1,291)	$—	$—
Citibank	1,556	(24)	—	(1,450)	82
Goldman Sachs	1,298	—	—	(1,030)	268
JPMorgan Chase	3,443	—	(2,990)	—	453
UBS AG	72	—	—	—	72
Total	$7,910	$(274)	$(4,281)	$(2,480)	$875
Liabilities:
Bank of America, N.A.	$250	$(250)	$—	$—	$—
Citibank	24	(24)	—	—	—
Total	$274	$(274)	$—	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to

26	New World Fund

non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$337,850
Undistributed long-term capital gains	328,255

As of April 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$10,225,718
Gross unrealized depreciation on investments	(1,077,493)
Net unrealized appreciation on investments	9,148,225
Cost of investments	27,691,511

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Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends paid
Class A	$123,642		$125,153		$248,795		$96,262	$—	$96,262
Class B1							—	—	—
Class C	2,034		8,456		10,490		737	—	737
Class T2	—	[3]	—	[3]	—	[3]	—	—	—
Class F-1	13,479		13,486		26,965		10,271	—	10,271
Class F-2	100,893		79,594		180,487		80,841	—	80,841
Class F-3[4]	35,197		25,470		60,667		—	—	—
Class 529-A	8,400		8,722		17,122		6,021	—	6,021
Class 529-B1							—	—	—
Class 529-C	—		1,406		1,406		161	—	161
Class 529-E	300		398		698		220	—	220
Class 529-T2	—	[3]	—	[3]	—	[3]	—	—	—
Class 529-F-1	669		575		1,244		470	—	470
Class R-1	86		330		416		47	—	47
Class R-2	1,131		3,455		4,586		745	—	745
Class R-2E	187		234		421		66	—	66
Class R-3	5,171		6,802		11,973		3,662	—	3,662
Class R-4	8,570		8,033		16,603		5,875	—	5,875
Class R-5E	80		58		138		4	—	4
Class R-5	3,760		2,910		6,670		3,670	—	3,670
Class R-6	59,486		43,301		102,787		37,218	—	37,218
Total	$363,085		$328,383		$691,468		$246,270	$—	$246,270

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.485% on such assets in excess of $27 billion. On December 5, 2017, the fund’s board of directors approved an amended investment advisory and service agreement effective February 1, 2018, decreasing the annual rate to 0.480% on daily net assets in excess of $34 billion. CRMC voluntarily reduced investment

28	New World Fund

advisory services fees to the approved rate in advance of the effective date. For the six months ended April 30, 2018, total investment advisory services fees waived by CRMC were $14,000. As a result, the fee of $93,957,000 shown on the statement of operations was reduced to $93,943,000, both of which were equivalent to an annualized rate of 0.527% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

New World Fund	29

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$16,151	$11,416		$671		Not applicable
Class C	4,344	744		217		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,784	936		357		Not applicable
Class F-2	Not applicable	4,427		2,201		Not applicable
Class F-3	Not applicable	154		709		Not applicable
Class 529-A	979	701		230		$306
Class 529-C	750	123		38		50
Class 529-E	104	18		11		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	47		16		21
Class R-1	168	24		8		Not applicable
Class R-2	1,306	636		88		Not applicable
Class R-2E	77	28		6		Not applicable
Class R-3	1,778	596		178		Not applicable
Class R-4	1,051	449		211		Not applicable
Class R-5E	Not applicable	6		2		Not applicable
Class R-5	Not applicable	95		80		Not applicable
Class R-6	Not applicable	50		1,205		Not applicable
Total class-specific expenses	$28,492	$20,450		$6,228		$391

*	Amount less than one thousand.

30	New World Fund

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $339,000 in the fund’s statement of operations reflects $200,000 in current fees (either paid in cash or deferred) and a net increase of $139,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2018.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2018.

New World Fund	31

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$867,350	12,745	$243,994		3,676		$(848,781)	(12,491)	$262,563	3,930
Class C	94,962	1,445	10,412		162		(106,805)	(1,630)	(1,431)	(23)
Class T	—	—	—		—		—	—	—	—
Class F-1	242,252	3,581	26,715		405		(293,841)	(4,350)	(24,874)	(364)
Class F-2	1,992,302	29,242	174,441		2,635		(994,600)	(14,585)	1,172,143	17,292
Class F-3	691,441	10,169	56,462		851		(212,025)	(3,111)	535,878	7,909
Class 529-A	97,043	1,448	17,116		260		(57,533)	(855)	56,626	853
Class 529-C	10,984	167	1,406		22		(46,623)	(721)	(34,233)	(532)
Class 529-E	2,858	43	698		11		(2,477)	(37)	1,079	17
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10,131	150	1,244		19		(5,611)	(83)	5,764	86
Class R-1	5,768	88	416		7		(4,922)	(75)	1,262	20
Class R-2	48,467	735	4,579		71		(63,951)	(973)	(10,905)	(167)
Class R-2E	7,950	119	421		6		(3,695)	(55)	4,676	70
Class R-3	125,915	1,878	11,929		182		(124,194)	(1,855)	13,650	205
Class R-4	172,199	2,558	16,603		252		(132,605)	(1,964)	56,197	846
Class R-5E	10,868	161	138		2		(691)	(10)	10,315	153
Class R-5	58,673	861	6,642		100		(172,992)	(2,577)	(107,677)	(1,616)
Class R-6	1,071,599	15,775	100,970		1,522		(292,231)	(4,323)	880,338	12,974
Total net increase (decrease)	$5,510,762	81,165	$674,186		10,183		$(3,363,577)	(49,695)	$2,821,371	41,653

32	New World Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$1,311,682	22,501		$94,135	1,849		$(1,985,569)	(34,785)	$(579,752)	(10,435)
Class B3	71	1		—	—		(13,587)	(255)	(13,516)	(254)
Class C	143,774	2,540		730	15		(235,710)	(4,257)	(91,206)	(1,702)
Class T4	10	—	[2]	—	—		—	—	10	— [2]
Class F-1	471,833	8,205		10,148	201		(518,745)	(9,025)	(36,764)	(619)
Class F-2	3,509,482	60,789		77,437	1,525		(3,433,885)	(59,133)	153,034	3,181
Class F-3[5]	2,396,310	40,210		—	—		(161,909)	(2,574)	2,234,401	37,636
Class 529-A	84,382	1,469		6,020	120		(98,553)	(1,725)	(8,151)	(136)
Class 529-B3	9	—	[2]	—	—		(2,172)	(41)	(2,163)	(41)
Class 529-C	17,400	312		161	3		(24,924)	(448)	(7,363)	(133)
Class 529-E	4,336	76		220	4		(4,941)	(88)	(385)	(8)
Class 529-T4	10	—	[2]	—	—		—	—	10	— [2]
Class 529-F-1	11,696	203		470	9		(9,258)	(161)	2,908	51
Class R-1	7,924	140		47	1		(10,764)	(195)	(2,793)	(54)
Class R-2	89,156	1,591		744	15		(119,526)	(2,149)	(29,626)	(543)
Class R-2E	17,971	312		66	1		(4,184)	(72)	13,853	241
Class R-3	226,729	3,965		3,649	73		(180,878)	(3,158)	49,500	880
Class R-4	307,153	5,420		5,874	116		(194,184)	(3,388)	118,843	2,148
Class R-5E	2,089	36		4	—	[2]	(190)	(3)	1,903	33
Class R-5	137,739	2,356		3,659	72		(89,469)	(1,546)	51,929	882
Class R-6	1,494,350	25,595		37,204	731		(724,154)	(12,285)	807,400	14,041
Total net increase (decrease)	$10,234,106	175,721		$240,568	4,735		$(7,812,602)	(135,288)	$2,662,072	45,168

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,318,700,000 and $5,032,686,000, respectively, during the six months ended April 30, 2018.

New World Fund	33

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2018[5,6]	$66.29	$.22	$2.09	$2.31
10/31/2017	53.67	.55	12.55	13.10
10/31/2016	51.37	.52	2.08	2.60
10/31/2015	59.28	.49	(5.28)	(4.79)
10/31/2014	59.37	.76	.33	1.09
10/31/2013	52.44	.66	6.98	7.64
Class C:
4/30/2018[5,6]	63.75	(.05)	2.01	1.96
10/31/2017	51.60	.08	12.12	12.20
10/31/2016	49.48	.10	2.02	2.12
10/31/2015	57.18	.04	(5.09)	(5.05)
10/31/2014	57.34	.27	.32	.59
10/31/2013	50.67	.21	6.75	6.96
Class T:
4/30/2018[5,6]	66.35	.28	2.08	2.36
10/31/2017[5,11]	57.00	.44	8.91	9.35
Class F-1:
4/30/2018[5,6]	65.85	.21	2.08	2.29
10/31/2017	53.31	.56	12.46	13.02
10/31/2016	51.03	.50	2.10	2.60
10/31/2015	58.83	.49	(5.24)	(4.75)
10/31/2014	58.96	.79	.29	1.08
10/31/2013	52.09	.67	6.93	7.60
Class F-2:
4/30/2018[5,6]	66.27	.31	2.08	2.39
10/31/2017	53.69	.71	12.53	13.24
10/31/2016	51.39	.71	2.06	2.77
10/31/2015	59.34	.64	(5.28)	(4.64)
10/31/2014	59.46	.90	.34	1.24
10/31/2013	52.53	.85	6.97	7.82
Class F-3:
4/30/2018[5,6]	66.49	.34	2.09	2.43
10/31/2017[5,12]	54.47	.65	11.37	12.02

34	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.63)	$(.64)	$(1.27)	$67.33	3.51%[7]		$13,489		.99%[8]		.99%[8]		.64%[8]
(.48)	—	(.48)	66.29	24.66		13,022		1.04		1.04		.94
(.30)	—	(.30)	53.67	5.10		11,103		1.07		1.07		1.03
(.49)	(2.63)	(3.12)	51.37	(8.31)		11,532		1.04		1.04		.89
(.57)	(.61)	(1.18)	59.28	1.86		13,217		1.03		1.03		1.28
(.71)	—	(.71)	59.37	14.71		13,221		1.06		1.06		1.20

(.15)	(.64)	(.79)	64.92	3.08	[7]	865		1.79	[8]	1.79	[8]	(.16)[8]
(.05)	—	(.05)	63.75	23.68		851		1.84		1.84		.14
—	—	—	51.60	4.26		777		1.88		1.88		.21
(.02)	(2.63)	(2.65)	49.48	(9.04)		862		1.84		1.84		.08
(.14)	(.61)	(.75)	57.18	1.04		1,047		1.84		1.84		.47
(.29)	—	(.29)	57.34	13.80		1,052		1.87		1.87		.39

(.78)	(.64)	(1.42)	67.29	3.59	[7,9]	—	[10]	.79	[8,9]	.79	[8,9]	.82	[8,9]
—	—	—	66.35	16.40	[7,9]	—	[10]	.85	[8,9]	.85	[8,9]	1.27	[8,9]

(.64)	(.64)	(1.28)	66.86	3.50	[7]	1,404		1.00	[8]	1.00	[8]	.63	[8]
(.48)	—	(.48)	65.85	24.69		1,407		1.02		1.02		.97
(.32)	—	(.32)	53.31	5.14		1,172		1.03		1.03		1.00
(.42)	(2.63)	(3.05)	51.03	(8.28)		1,594		1.02		1.02		.91
(.60)	(.61)	(1.21)	58.83	1.87		1,791		1.02		1.02		1.34
(.73)	—	(.73)	58.96	14.75		2,802		1.03		1.03		1.21

(.81)	(.64)	(1.45)	67.21	3.63	[7]	9,377		.72	[8]	.72	[8]	.93	[8]
(.66)	—	(.66)	66.27	25.02		8,100		.75		.75		1.22
(.47)	—	(.47)	53.69	5.45		6,392		.76		.76		1.39
(.68)	(2.63)	(3.31)	51.39	(8.05)		4,006		.76		.76		1.18
(.75)	(.61)	(1.36)	59.34	2.12		3,624		.75		.75		1.51
(.89)	—	(.89)	59.46	15.06		1,673		.76		.76		1.52

(.88)	(.64)	(1.52)	67.40	3.69	[7]	3,070		.63	[8]	.63	[8]	1.02	[8]
—	—	—	66.49	22.07	[7]	2,503		.65	[8]	.65	[8]	1.38	[8]

See end of table for footnotes.

New World Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2018[5,6]	$65.72	$.20	$2.06	$2.26
10/31/2017	53.22	.52	12.43	12.95
10/31/2016	50.93	.49	2.07	2.56
10/31/2015	58.81	.44	(5.23)	(4.79)
10/31/2014	58.92	.71	.33	1.04
10/31/2013	52.06	.62	6.93	7.55
Class 529-C:
4/30/2018[5,6]	63.76	(.08)	2.03	1.95
10/31/2017	51.64	.06	12.12	12.18
10/31/2016	49.55	.09	2.00	2.09
10/31/2015	57.25	.01	(5.08)	(5.07)
10/31/2014	57.42	.24	.31	.55
10/31/2013	50.77	.18	6.76	6.94
Class 529-E:
4/30/2018[5,6]	65.17	.12	2.06	2.18
10/31/2017	52.78	.39	12.35	12.74
10/31/2016	50.50	.38	2.05	2.43
10/31/2015	58.32	.32	(5.19)	(4.87)
10/31/2014	58.45	.57	.32	.89
10/31/2013	51.65	.50	6.87	7.37
Class 529-T:
4/30/2018[5,6]	66.33	.26	2.10	2.36
10/31/2017[5,11]	57.00	.43	8.90	9.33
Class 529-F-1:
4/30/2018[5,6]	65.78	.27	2.07	2.34
10/31/2017	53.28	.64	12.43	13.07
10/31/2016	50.99	.59	2.07	2.66
10/31/2015	58.89	.56	(5.25)	(4.69)
10/31/2014	59.00	.83	.32	1.15
10/31/2013	52.13	.74	6.93	7.67
Class R-1:
4/30/2018[5,6]	63.93	(.04)	2.02	1.98
10/31/2017	51.78	.09	12.15	12.24
10/31/2016	49.63	.13	2.02	2.15
10/31/2015	57.35	.06	(5.10)	(5.04)
10/31/2014	57.51	.30	.31	.61
10/31/2013	50.76	.24	6.78	7.02

36	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.61)	$(.64)	$(1.25)	$66.73	3.47%[7]		$937		1.05%[8]		1.05%[8]		.59%[8]
(.45)	—	(.45)	65.72	24.60		867		1.09		1.09		.89
(.27)	—	(.27)	53.22	5.05		709		1.13		1.13		.97
(.46)	(2.63)	(3.09)	50.93	(8.38)		709		1.11		1.11		.82
(.54)	(.61)	(1.15)	58.81	1.79		793		1.10		1.10		1.21
(.69)	—	(.69)	58.92	14.65		776		1.12		1.12		1.14

—	(.64)	(.64)	65.07	3.07	[7]	142		1.84	[8]	1.84	[8]	(.24)[8]
(.06)	—	(.06)	63.76	23.61		173		1.88		1.88		.11
—	—	—	51.64	4.22		147		1.92		1.92		.18
—	(2.63)	(2.63)	49.55	(9.08)		151		1.90		1.90		.03
(.11)	(.61)	(.72)	57.25	.96		175		1.90		1.90		.41
(.29)	—	(.29)	57.42	13.74		174		1.92		1.92		.34

(.48)	(.64)	(1.12)	66.23	3.37	[7]	42		1.26	[8]	1.26	[8]	.37	[8]
(.35)	—	(.35)	65.17	24.34		41		1.30		1.30		.68
(.15)	—	(.15)	52.78	4.84		33		1.34		1.34		.76
(.32)	(2.63)	(2.95)	50.50	(8.57)		33		1.33		1.33		.60
(.41)	(.61)	(1.02)	58.32	1.54		38		1.33		1.33		.97
(.57)	—	(.57)	58.45	14.37		38		1.36		1.36		.91

(.77)	(.64)	(1.41)	67.28	3.58	[7,9]	—	[10]	.83	[8,9]	.83	[8,9]	.78	[8,9]
—	—	—	66.33	16.37	[7,9]	—	[10]	.89	[8,9]	.89	[8,9]	1.23	[8,9]

(.74)	(.64)	(1.38)	66.74	3.59	[7]	64		.83	[8]	.83	[8]	.80	[8]
(.57)	—	(.57)	65.78	24.85		58		.88		.88		1.10
(.37)	—	(.37)	53.28	5.28		44		.93		.93		1.17
(.58)	(2.63)	(3.21)	50.99	(8.19)		44		.90		.90		1.03
(.65)	(.61)	(1.26)	58.89	1.99		49		.89		.89		1.41
(.80)	—	(.80)	59.00	14.87		44		.92		.92		1.34

(.17)	(.64)	(.81)	65.10	3.11	[7]	34		1.76	[8]	1.76	[8]	(.13)[8]
(.09)	—	(.09)	63.93	23.68		32		1.82		1.82		.15
—	—	—	51.78	4.33		29		1.83		1.83		.26
(.05)	(2.63)	(2.68)	49.63	(9.02)		30		1.81		1.81		.12
(.16)	(.61)	(.77)	57.35	1.07		37		1.79		1.79		.52
(.27)	—	(.27)	57.51	13.89		36		1.79		1.79		.46

See end of table for footnotes.

New World Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2018[5,6]	$63.96	$(.03)	$2.01	$1.98
10/31/2017	51.79	.14	12.16	12.30
10/31/2016	49.63	.15	2.01	2.16
10/31/2015	57.33	.08	(5.10)	(5.02)
10/31/2014	57.49	.29	.32	.61
10/31/2013	50.80	.26	6.77	7.03
Class R-2E:
4/30/2018[5,6]	65.48	.07	2.06	2.13
10/31/2017	53.25	.33	12.39	12.72
10/31/2016	51.02	.43	1.99	2.42
10/31/2015	59.26	.33	(5.27)	(4.94)
10/31/2014[5,13]	61.11	.01	(1.86)	(1.85)
Class R-3:
4/30/2018[5,6]	65.26	.12	2.06	2.18
10/31/2017	52.87	.40	12.36	12.76
10/31/2016	50.60	.39	2.05	2.44
10/31/2015	58.44	.33	(5.20)	(4.87)
10/31/2014	58.58	.57	.32	.89
10/31/2013	51.76	.51	6.89	7.40
Class R-4:
4/30/2018[5,6]	65.95	.22	2.08	2.30
10/31/2017	53.45	.58	12.47	13.05
10/31/2016	51.15	.56	2.07	2.63
10/31/2015	59.06	.51	(5.26)	(4.75)
10/31/2014	59.19	.78	.31	1.09
10/31/2013	52.29	.69	6.96	7.65
Class R-5E:
4/30/2018[5,6]	65.92	.34	2.02	2.36
10/31/2017	53.51	.73	12.39	13.12
10/31/2016[5,14]	51.81	.59	1.64	2.23
Class R-5:
4/30/2018[5,6]	66.60	.32	2.09	2.41
10/31/2017	53.92	.76	12.58	13.34
10/31/2016	51.61	.71	2.09	2.80
10/31/2015	59.56	.68	(5.31)	(4.63)
10/31/2014	59.66	.98	.30	1.28
10/31/2013	52.68	.87	7.01	7.88

38	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.21)	$(.64)	$(.85)	$65.09	3.11%[7]	$344		1.72%[8]		1.72%[8]		(.10)%[8]
(.13)	—	(.13)	63.96	23.82	349		1.73		1.73		.25
—	—	—	51.79	4.35	311		1.79		1.79		.31
(.05)	(2.63)	(2.68)	49.63	(8.98)	313		1.78		1.78		.15
(.16)	(.61)	(.77)	57.33	1.07	364		1.79		1.79		.51
(.34)	—	(.34)	57.49	13.90	370		1.78		1.78		.48

(.51)	(.64)	(1.15)	66.46	3.27 [7]	28		1.43	[8]	1.43	[8]	.21	[8]
(.49)	—	(.49)	65.48	24.16	23		1.44		1.44		.56
(.19)	—	(.19)	53.25	4.76	6		1.45		1.45		.84
(.67)	(2.63)	(3.30)	51.02	(8.59)[9]	—	[10]	1.36	[9]	1.36	[9]	.60	[9]
—	—	—	59.26	(3.04)[7,9]	—	[10]	.22	[7,9]	.22	[7,9]	.01	[7,9]

(.49)	(.64)	(1.13)	66.31	3.35 [7]	716		1.28	[8]	1.28	[8]	.35	[8]
(.37)	—	(.37)	65.26	24.35	691		1.30		1.30		.69
(.17)	—	(.17)	52.87	4.84	513		1.34		1.34		.78
(.34)	(2.63)	(2.97)	50.60	(8.57)	466		1.33		1.33		.61
(.42)	(.61)	(1.03)	58.44	1.53	495		1.32		1.32		.97
(.58)	—	(.58)	58.58	14.41	472		1.34		1.34		.92

(.68)	(.64)	(1.32)	66.93	3.51 [7]	856		.97	[8]	.97	[8]	.66	[8]
(.55)	—	(.55)	65.95	24.72	787		.98		.98		1.00
(.33)	—	(.33)	53.45	5.18	523		1.01		1.01		1.10
(.53)	(2.63)	(3.16)	51.15	(8.27)	456		1.00		1.00		.93
(.61)	(.61)	(1.22)	59.06	1.87	471		1.00		1.00		1.31
(.75)	—	(.75)	59.19	14.79	369		1.01		1.01		1.26

(.88)	(.64)	(1.52)	66.76	3.60 [7]	12		.76	[8]	.76	[8]	1.01	[8]
(.71)	—	(.71)	65.92	24.93	2		.79		.79		1.21
(.53)	—	(.53)	53.51	4.37 [7]	—	[10]	.90	[8]	.89	[8]	1.24	[8]

(.82)	(.64)	(1.46)	67.55	3.66 [7]	324		.68	[8]	.68	[8]	.95	[8]
(.66)	—	(.66)	66.60	25.11	427		.68		.68		1.30
(.49)	—	(.49)	53.92	5.49	298		.71		.71		1.40
(.69)	(2.63)	(3.32)	51.61	(8.00)	419		.70		.70		1.24
(.77)	(.61)	(1.38)	59.56	2.19	407		.69		.69		1.64
(.90)	—	(.90)	59.66	15.14	477		.70		.70		1.56

See end of table for footnotes.

New World Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2018[5,6]	$66.45	$.35	$2.09	$2.44
10/31/2017	53.83	.79	12.54	13.33
10/31/2016	51.52	.76	2.07	2.83
10/31/2015	59.47	.70	(5.29)	(4.59)
10/31/2014	59.58	.98	.32	1.30
10/31/2013	52.61	.89	7.01	7.90

	Six months ended	Year ended October 31
	April 30, 2018[5,6,7]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	15%	37%	30%	41%	32%	36%

See Notes to Financial Statements

40	New World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[4]	Ratio of net income (loss) to average net assets[2,4]
$(.88)	$(.64)	$(1.52)	$67.37	3.70%[7]	$5,150	.62%[8]	.62%[8]	1.03%[8]
(.71)	—	(.71)	66.45	25.16	4,217	.64	.64	1.34
(.52)	—	(.52)	53.83	5.56	2,661	.65	.65	1.48
(.73)	(2.63)	(3.36)	51.52	(7.94)	1,810	.65	.65	1.29
(.80)	(.61)	(1.41)	59.47	2.22	1,640	.65	.65	1.64
(.93)	—	(.93)	59.58	15.19	1,043	.65	.65	1.60

[1]	Based on average shares outstanding.
[2]	For the years ended October 31, 2016 and October 31, 2014, this column reflects the impact of corporate action events that resulted in one-time increases to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .14 percentage points, respectively, for the year ended October 31, 2016, and $.19 and .31 percentage points, respectively, for the year ended October 31, 2014. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.

New World Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	New World Fund

	Beginning account value 11/1/2017	Ending account value 4/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,035.06	$5.00	.99%
Class A – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class C – actual return	1,000.00	1,030.77	9.01	1.79
Class C – assumed 5% return	1,000.00	1,015.92	8.95	1.79
Class T – actual return	1,000.00	1,035.93	3.99	.79
Class T – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class F-1 – actual return	1,000.00	1,034.99	5.05	1.00
Class F-1 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class F-2 – actual return	1,000.00	1,036.31	3.64	.72
Class F-2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-3 – actual return	1,000.00	1,036.95	3.18	.63
Class F-3 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-A – actual return	1,000.00	1,034.72	5.30	1.05
Class 529-A – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-C – actual return	1,000.00	1,030.71	9.26	1.84
Class 529-C – assumed 5% return	1,000.00	1,015.67	9.20	1.84
Class 529-E – actual return	1,000.00	1,033.65	6.35	1.26
Class 529-E – assumed 5% return	1,000.00	1,018.55	6.31	1.26
Class 529-T – actual return	1,000.00	1,035.78	4.19	.83
Class 529-T – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-F-1 – actual return	1,000.00	1,035.87	4.19	.83
Class 529-F-1 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-1 – actual return	1,000.00	1,031.05	8.86	1.76
Class R-1 – assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class R-2 – actual return	1,000.00	1,031.09	8.66	1.72
Class R-2 – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class R-2E – actual return	1,000.00	1,032.72	7.21	1.43
Class R-2E – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-3 – actual return	1,000.00	1,033.51	6.45	1.28
Class R-3 – assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class R-4 – actual return	1,000.00	1,035.14	4.89	.97
Class R-4 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-5E – actual return	1,000.00	1,036.05	3.84	.76
Class R-5E – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class R-5 – actual return	1,000.00	1,036.55	3.43	.68
Class R-5 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-6 – actual return	1,000.00	1,037.03	3.13	.62
Class R-6 – assumed 5% return	1,000.00	1,021.72	3.11	.62

New World Fund	43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

44	New World Fund

Approval of Investment Advisory and Service Agreement

New World Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

New World Fund	45

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term capital appreciation. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Emerging Markets Funds Index, the Lipper Global Funds Index and the MSCI All Country World Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the lifetime period (since 6/17/1999) and 10-year period, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Emerging Markets Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

46	New World Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New World Fund	47

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

48	New World Fund

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50	New World Fund

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New World Fund	51

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52	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2018, portfolio of New World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New World Fund®
Investment portfolio
April 30, 2018
unaudited
Common stocks 87.44% Information technology 18.58%	Shares	Value (000)
Samsung Electronics Co., Ltd.[1]	255,990	$635,151
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	69,069,500	523,579
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	53,830
Tencent Holdings Ltd.[1]	10,669,500	523,835
Alphabet Inc., Class C2	392,556	399,359
Alphabet Inc., Class A2	118,464	120,665
Alibaba Group Holding Ltd. (ADR)[2]	2,260,525	403,594
Baidu, Inc., Class A (ADR)[2]	1,467,160	368,110
Mastercard Inc., Class A	1,863,000	332,117
Broadcom Inc.	1,226,596	281,406
Facebook, Inc., Class A2	1,267,400	217,993
MercadoLibre, Inc.	614,600	208,724
PagSeguro Digital Ltd., Class A2	6,251,368	207,733
Keyence Corp.[1]	337,000	205,721
Murata Manufacturing Co., Ltd.[1]	1,524,600	192,628
Micron Technology, Inc.[2]	4,036,000	185,575
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	30,040,104	183,097
Visa Inc., Class A	1,085,600	137,741
ASML Holding NV1	639,768	120,921
Renesas Electronics Corp.[1,2]	11,222,000	117,637
Mellanox Technologies, Ltd.[2]	1,373,000	107,918
Microsoft Corp.	1,149,000	107,455
United Microelectronics Corp.[1]	197,564,000	106,241
Largan Precision Co., Ltd.[1]	704,000	81,679
SK hynix, Inc.[1]	1,032,000	80,805
Tokyo Electron Ltd.[1]	409,000	78,459
Amadeus IT Group SA, Class A, non-registered shares[1]	960,400	69,990
AAC Technologies Holdings Inc.[1]	4,338,030	62,260
Applied Materials, Inc.	1,090,000	54,140
Samsung SDI Co., Ltd.[1]	312,900	53,312
Accenture PLC, Class A	344,500	52,088
TravelSky Technology Ltd., Class H1	17,671,500	51,581
Infineon Technologies AG1	1,715,500	43,937
CommScope Holding Co., Inc.[2]	1,101,000	42,080
Topcon Corp.[1]	2,111,000	41,907
Skyworks Solutions, Inc.	438,000	38,001
TEMENOS Group AG (Switzerland)[1]	275,000	34,530
Western Union Co.	1,631,000	32,212
OMRON Corp.[1]	540,000	29,215
Trimble Inc.[2]	822,200	28,448
Intel Corp.	443,000	22,868
Cielo SA, ordinary nominative	4,140,000	22,690
Lumentum Holdings Inc.[2]	433,400	21,865
Yandex NV, Class A2	600,000	20,016
Hamamatsu Photonics KK1	507,900	19,593
WIN Semiconductors Corp.[1]	2,518,000	18,803
Acacia Communications, Inc.[2]	638,000	17,960
New World Fund — Page 1 of 15

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Kingboard Chemical Holdings Ltd.[1]	4,095,000	$16,665
Halma PLC[1]	944,100	15,860
Inphi Corp.[2]	535,000	15,290
Globant SA2	322,200	14,502
Hexagon AB, Class B1	214,400	12,346
EPAM Systems, Inc.[2]	106,000	12,121
		6,846,253
Financials 15.85%
AIA Group Ltd.[1]	66,862,800	596,963
HDFC Bank Ltd.[1]	15,761,603	473,948
HDFC Bank Ltd. (ADR)	309,282	29,632
Grupo Financiero Galicia SA, Class B (ADR)[3]	7,254,065	463,680
Kotak Mahindra Bank Ltd.[1]	21,726,619	392,927
China Construction Bank Corp., Class H1	345,482,000	362,281
Itaú Unibanco Holding SA, preferred nominative	10,447,696	152,128
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,657,653	96,736
Prudential PLC[1]	8,642,000	221,645
Bank of China Ltd., Class H1	398,896,132	216,236
Sberbank of Russia PJSC (ADR)[1]	10,582,243	156,439
Sberbank of Russia PJSC (ADR)	2,932,600	43,315
Capitec Bank Holdings Ltd.[1]	2,676,357	190,099
ICICI Bank Ltd.[1]	37,551,221	158,967
ICICI Bank Ltd. (ADR)	3,166,980	26,951
Agricultural Bank of China Ltd., Class H1	303,849,000	170,678
UniCredit SPA[1]	7,876,215	170,427
B3 SA - Brasil, Bolsa, Balcao	19,158,600	138,363
Bank Central Asia Tbk PT1	84,892,400	134,236
Banco Bradesco SA, preferred nominative	12,686,300	125,190
Moscow Exchange MICEX-RTS PJSC[1]	58,832,446	112,679
Bajaj Finance Ltd.[1]	3,251,000	92,720
PICC Property and Casualty Co. Ltd., Class H1	51,568,000	92,389
Bank of the Philippine Islands[1]	42,579,593	86,346
Bank of the Philippine Islands[1,4]	2,447,193	4,963
BBVA Banco Francés SA (ADR)	4,100,000	91,225
Société Générale[1]	1,433,900	78,542
Shriram Transport Finance Co. Ltd.[1]	3,243,000	77,899
Housing Development Finance Corp. Ltd.[1]	2,366,090	66,478
Haci Ömer Sabanci Holding AS1	28,015,745	66,100
Credicorp Ltd.	277,800	64,586
Eurobank Ergasias SA1,2	46,524,169	58,335
Vietnam Technological and Commercial JSCB (The) (dba Techcombank)[1,2]	10,257,505	57,678
HSBC Holdings PLC (GBP denominated)[1]	3,750,000	37,375
HSBC Holdings PLC (HKD denominated)[1]	1,846,000	18,428
KASIKORNBANK PCL, foreign registered[1]	4,316,700	27,410
KASIKORNBANK PCL, nonvoting depository receipts[1]	3,744,000	23,114
Grupo Financiero Banorte, SAB de CV, Series O	8,040,000	50,307
IRB Brasil Resseguros SA	3,471,400	46,871
Remgro Ltd.[1]	2,460,000	44,289
Axis Bank Ltd.[1,4,5]	5,998,000	42,980
Moody’s Corp.	237,100	38,458
State Bank of India[1]	9,631,280	35,357
China Pacific Insurance (Group) Co., Ltd., Class H1	7,260,000	31,970
Türkiye Garanti Bankasi AS1	13,944,582	31,461
BB Seguridade Participações SA	3,585,000	28,122
New World Fund — Page 2 of 15

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Metropolitan Bank & Trust Co.[1]	12,700,000	$20,810
Metropolitan Bank & Trust Co.[1]	3,194,164	5,234
Akbank TAS[1]	9,300,000	19,285
Ayala Corp.[1]	930,000	17,283
Banco Bilbao Vizcaya Argentaria, SA1	1,494,000	12,101
GT Capital Holdings, Inc.[1]	544,810	11,045
Grupo Supervielle SA, Class B (ADR)	354,000	9,891
FirstRand Ltd.[1]	1,500,000	8,010
Aditya Birla Capital Ltd.[1,2]	2,932,253	6,986
Banco Macro SA, Class B (ADR)	40,903	3,964
		5,841,532
Consumer discretionary 12.71%
Booking Holdings Inc.[2]	109,696	238,918
Naspers Ltd., Class N1	953,300	232,610
Ctrip.com International, Ltd. (ADR)[2]	5,386,700	220,316
Melco Resorts & Entertainment Ltd. (ADR)	6,452,000	201,367
LVMH Moët Hennessy-Louis Vuitton SE1	539,500	187,788
Hyundai Motor Co.[1]	1,242,999	185,940
NIKE, Inc., Class B	2,400,200	164,150
Galaxy Entertainment Group Ltd.[1]	18,572,000	162,502
Midea Group Co., Ltd., Class A1	9,855,088	80,582
Midea Group Co., Ltd., Class A1	9,826,714	80,350
Hermès International[1]	224,622	145,132
Zhongsheng Group Holdings Ltd.[1]	41,476,500	118,856
Brilliance China Automotive Holdings Ltd.[1]	64,402,000	115,584
Jumbo SA1	6,021,000	110,052
Kering SA1	189,370	109,240
Ryohin Keikaku Co., Ltd.[1]	312,000	106,637
Industria de Diseño Textil, SA1	3,278,000	101,537
Kroton Educacional SA, ordinary nominative	25,319,600	101,258
Samsonite International SA1	22,391,300	101,160
Sony Corp.[1]	1,950,000	96,033
Wynn Macau, Ltd.[1]	25,828,600	95,434
Sands China Ltd.[1]	16,302,000	94,070
MakeMyTrip Ltd., non-registered shares[2]	2,335,000	86,161
Hyundai Mobis Co., Ltd.[1]	365,200	84,574
Marriott International, Inc., Class A	596,000	81,461
Domino’s Pizza, Inc.	315,000	76,145
TVS Motor Co Ltd.[1]	7,476,000	74,571
adidas AG1	300,000	73,765
Techtronic Industries Co. Ltd.[1]	11,901,500	69,604
Bayerische Motoren Werke AG1	584,000	65,180
Toyota Motor Corp.[1]	974,400	63,826
Chow Sang Sang Holdings International Ltd.[1]	27,750,300	60,774
Wynn Resorts, Ltd.	323,000	60,139
Maruti Suzuki India Ltd.[1]	445,000	58,478
Starbucks Corp.	968,000	55,728
Lojas Renner SA, ordinary nominative	5,893,300	54,859
Mr Price Group Ltd.[1]	2,121,121	46,485
Yum China Holdings, Inc.	950,700	40,652
Matahari Department Store Tbk PT1	53,221,900	39,512
InterContinental Hotels Group PLC[1]	570,537	35,965
Li & Fung Ltd.[1]	67,400,000	33,924
China Lodging Group, Ltd. (ADR)	225,000	31,423
New World Fund — Page 3 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
L’Occitane International SA1	16,577,898	$30,817
MRV Engenharia e Participações SA, ordinary nominative	7,174,500	30,720
Lojas Americanas SA, preferred nominative	5,133,100	29,232
PT Surya Citra Media Tbk[1]	146,400,000	26,811
Ferrari NV1	213,900	26,280
Suzuki Motor Corp.[1]	474,000	25,516
Shangri-La Asia Ltd.[1]	12,610,000	24,600
Renault SA1	226,366	24,492
Altice NV, Class A1,2	1,844,358	17,601
Altice NV, Class B1,2	712,002	6,764
Inchcape PLC[1]	2,341,650	23,386
Valeo SA, non-registered shares[1]	348,000	23,158
Volkswagen AG, nonvoting preferred[1]	105,000	21,744
Nifco Inc.[1]	570,000	20,042
Motherson Sumi Systems Ltd.[1]	3,754,000	19,728
GVC Holdings PLC[1]	1,530,000	18,726
Accor SA1	310,000	17,509
MGM Resorts International	510,000	16,024
Twenty-First Century Fox, Inc., Class A	415,600	15,194
Steinhoff International Holdings NV1,2	74,466,845	11,418
McDonald’s Corp.	68,000	11,386
Gree Electric Appliances, Inc. of Zhuhai, Class A1	183,700	1,281
		4,685,171
Materials 8.69%
First Quantum Minerals Ltd.	29,010,199	417,998
Vale SA, ordinary nominative	15,115,752	210,003
Vale SA, ordinary nominative (ADR)	14,216,799	196,761
Teck Resources Ltd., Class B	8,129,400	204,066
Aluminum Corp. of China Ltd., Class H1,2	267,040,000	151,103
Glencore PLC[1]	28,733,000	138,329
Chr. Hansen Holding A/S1	1,403,900	127,272
Randgold Resources Ltd.[1]	1,482,342	120,036
China Hongqiao Group Ltd.[1]	108,887,000	118,568
Alcoa Corp.	2,010,000	102,912
LafargeHolcim Ltd.[1]	1,437,357	79,780
KAZ Minerals PLC[1,2]	6,079,900	76,861
Pidilite Industries Ltd.[1]	4,100,000	66,703
ACC Ltd.[1]	2,739,500	64,896
Sirius Minerals PLC[1,2]	150,258,080	64,001
Grasim Industries Ltd.[1]	3,738,897	60,961
Johnson Matthey PLC[1]	1,332,111	60,267
LG Chem, Ltd.[1]	172,000	57,427
Akzo Nobel NV1	633,000	56,982
BASF SE1	543,047	56,418
BHP Billiton PLC[1]	2,478,000	52,528
Evonik Industries AG1	1,468,000	52,177
Air Liquide SA, non-registered shares[1]	293,961	38,192
Air Liquide SA1	81,300	10,563
Arkema SA1	364,500	47,640
Nitto Denko Corp.[1]	625,000	46,425
LANXESS AG1	612,000	45,320
Yara International ASA[1]	1,013,000	42,544
En+ Group PLC (GDR)[1,4]	6,690,000	41,539
Kansai Paint Co., Ltd.[1]	1,633,000	36,715
New World Fund — Page 4 of 15

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC[1]	628,000	$34,028
Koninklijke DSM NV1	318,000	32,815
Praxair, Inc.	213,200	32,517
Celanese Corp., Series A	296,100	32,177
ArcelorMittal SA1,2	920,000	30,974
Wacker Chemie AG1	156,443	28,177
DowDuPont Inc.	425,000	26,877
Vedanta Resources PLC[1]	2,694,007	26,831
Shin-Etsu Chemical Co., Ltd.[1]	232,500	23,153
Fortescue Metals Group Ltd.[1]	6,717,000	22,972
Klabin SA, units	3,674,000	22,265
Air Products and Chemicals, Inc.	118,000	19,150
Symrise AG1	209,000	16,881
Hindalco Industries Ltd.[1]	2,167,000	7,585
		3,201,389
Industrials 7.19%
Airbus SE, non-registered shares[1]	3,505,837	410,703
Shanghai International Airport Co., Ltd., Class A1	30,512,278	239,875
International Container Terminal Services, Inc.[1,3]	110,891,000	180,618
SMC Corp.[1]	448,700	170,967
Safran SA1	1,279,900	150,108
Boeing Co.	404,000	134,758
Eicher Motors Ltd.[1]	288,400	134,151
Guangzhou Baiyun International Airport Co. Ltd., Class A1	45,944,843	109,619
Rumo SA2	24,718,537	104,781
Jardine Matheson Holdings Ltd.[1]	1,181,400	71,710
Cummins Inc.	414,400	66,246
ASSA ABLOY AB, Class B1	3,059,637	63,919
Havells India Ltd.[1]	7,265,000	59,377
Rolls-Royce Holdings PLC[1,2]	324,144,000	52,241
Edenred SA1	1,492,100	51,224
Grupo Aeroportuario del Sureste, SA de CV, Series B	2,683,000	48,250
Adani Ports & Special Economic Zone Ltd.[1]	7,909,583	48,031
Nidec Corp.[1]	293,400	45,933
Alliance Global Group, Inc.[1,2]	167,000,000	41,957
Industries Qatar QSC[1]	1,257,816	38,657
SM Investments Corp.[1]	2,100,000	37,833
Daikin Industries, Ltd.[1]	304,300	35,599
Experian PLC[1]	1,520,000	34,701
Wizz Air Holdings PLC[1,2]	781,326	34,154
Intertek Group PLC[1]	497,800	33,414
Ryanair Holdings PLC (ADR)[2]	295,000	32,441
Aeroflot - Russian Airlines PJSC[1]	13,930,000	31,824
BAE Systems PLC[1]	3,750,000	31,469
Deutsche Post AG1	700,000	30,482
DP World Ltd.[1]	1,331,775	29,568
Deere & Co.	214,200	28,988
Komatsu Ltd.[1]	799,400	27,309
General Electric Co.	1,480,150	20,826
Johnson Controls International PLC	505,000	17,104
Bakrie & Brothers Tbk PT1,2	1,332,820,100	1,054
		2,649,891
New World Fund — Page 5 of 15

unaudited
Common stocks Consumer staples 6.64%	Shares	Value (000)
British American Tobacco PLC[1]	5,130,200	$281,916
Nestlé SA1	3,013,217	232,949
Pernod Ricard SA1	1,211,833	200,998
JBS SA, ordinary nominative	79,143,000	197,677
Godrej Consumer Products Ltd.[1]	8,986,500	150,041
Raia Drogasil SA, ordinary nominative	5,894,300	115,726
Thai Beverage PCL[1]	155,236,400	99,958
Lion Corp.[1]	4,595,500	98,745
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	7,199,925	70,544
Fomento Económico Mexicano, SAB de CV	5,098,000	49,279
Fomento Económico Mexicano, SAB de CV (ADR)	207,500	20,057
Associated British Foods PLC[1]	1,617,600	60,020
Hengan International Group Co. Ltd.[1]	6,325,500	56,131
Shoprite Holdings Ltd.[1]	2,719,259	54,075
GRUMA, SAB de CV, Series B	4,006,034	48,930
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	41,910
Wal-Mart de México, SAB de CV, Series V	2,077,400	5,773
Henkel AG & Co. KGaA, nonvoting preferred[1]	353,500	44,969
Coca-Cola Co.	1,000,000	43,210
a2 Milk Co. Ltd.[1,2]	5,125,000	43,192
PepsiCo, Inc.	410,000	41,385
Herbalife Nutrition Ltd.[2]	377,400	39,902
Grupo Nutresa SA	3,341,557	32,357
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,851,568	32,195
Carlsberg A/S, Class B1	287,500	32,144
CP ALL PCL, foreign registered[1]	11,533,000	31,760
Avenue Supermarts Ltd.[1,2]	1,346,615	29,885
Uni-Charm Corp.[1]	990,000	27,826
Emperador Inc.[1]	197,370,000	27,446
Magnit PJSC (GDR)[1]	966,200	18,317
Magnit PJSC[1]	82,500	6,415
Philip Morris International Inc.	273,354	22,415
Lenta Ltd. (GDR)[1,2,4]	2,509,400	14,117
Lenta Ltd. (GDR)[1,2]	1,372,198	7,719
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	21,777
Coca-Cola FEMSA, SAB de CV, Series L	3,348,000	21,738
Ambev SA	3,250,000	21,644
Kao Corp.[1]	278,000	19,957
Coty Inc., Class A	1,107,239	19,211
Reckitt Benckiser Group PLC[1]	218,000	17,091
BIM Birlesik Magazalar AS1	890,000	15,079
Coca-Cola HBC AG (CDI)[1]	434,000	14,578
LG Household & Health Care Ltd.[1]	7,300	9,354
Becle, SA de CV2	2,858,800	4,843
Universal Robina Corp. (Philippines)[1]	698,540	1,896
		2,447,151
Health care 6.35%
Hypera SA, ordinary nominative	24,896,300	223,862
CSL Ltd.[1]	1,418,300	181,103
Thermo Fisher Scientific Inc.	684,820	144,052
WuXi Biologics (Cayman) Inc.[1,2]	12,855,200	116,245
Yunnan Baiyao Group Co., Ltd., Class A1	7,619,765	114,064
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	4,722,154	97,697
Grifols, SA, Class B (ADR)	764,808	15,541
New World Fund — Page 6 of 15

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B1	2,354,500	$110,546
Novartis AG1	1,407,800	108,283
Essilor International SA1	757,800	103,131
BioMarin Pharmaceutical Inc.[2]	1,167,179	97,471
Asahi Intecc Co., Ltd.[1]	2,459,200	85,734
Jiangsu Hengrui Medicine Co., Ltd., Class A1	6,103,160	79,891
China Biologic Products Holdings, Inc.[2]	907,577	78,841
Carl Zeiss Meditec AG, non-registered shares[1]	1,088,870	73,847
AstraZeneca PLC[1]	1,001,400	70,208
IHH Healthcare Bhd.[1]	40,889,000	63,296
Waters Corp.[2]	330,000	62,175
Teva Pharmaceutical Industries Ltd. (ADR)	3,389,000	60,934
Hikma Pharmaceuticals PLC[1]	3,185,400	56,101
Ping An Healthcare and Technology Co. Ltd., Class H1,2,4	7,592,000	53,008
PerkinElmer, Inc.	707,200	51,880
Bayer AG1	429,500	51,415
bioMérieux SA1	577,000	45,572
Genomma Lab Internacional, SAB de CV, Series B2	41,949,334	40,801
Illumina, Inc.[2]	144,500	34,814
Zoetis Inc., Class A	307,500	25,670
Koninklijke Philips NV1	513,000	21,656
Piramal Enterprises Ltd.[1]	525,949	20,383
Takeda Pharmaceutical Co. Ltd.[1]	455,500	19,149
Sysmex Corp.[1]	172,000	15,186
Straumann Holding AG1	21,600	14,655
GlaxoSmithKline PLC[1]	165,300	3,317
		2,340,528
Energy 5.47%
Reliance Industries Ltd.[1]	47,751,028	685,969
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	19,828,416	279,382
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	9,992,000	131,395
Royal Dutch Shell PLC, Class B1	4,848,365	173,193
Royal Dutch Shell PLC, Class A1	528,389	18,365
Kosmos Energy Ltd.[2]	18,860,000	132,774
Noble Energy, Inc.	3,145,000	106,395
Energean Oil & Gas PLC[1,2,3]	9,900,000	66,102
Occidental Petroleum Corp.	840,000	64,898
Exxon Mobil Corp.	646,000	50,227
Indus Gas Ltd.[1,2,3]	10,429,272	44,510
TOTAL SA1	627,378	39,397
Ophir Energy PLC[1,2,3]	45,823,577	37,832
Baker Hughes, a GE Co., Class A	1,030,000	37,193
Oil Search Ltd.[1]	6,241,000	36,689
Gulf Keystone Petroleum Ltd.[1,2,3]	14,566,135	36,247
Halliburton Co.	649,000	34,391
YPF SA, Class D (ADR)	1,011,000	22,131
LUKOIL Oil Co. PJSC (ADR)[1]	315,000	20,991
		2,018,081
Utilities 3.22%
China Gas Holdings Ltd.[1]	104,447,100	370,525
ENN Energy Holdings Ltd.[1]	34,840,000	326,924
China Resources Gas Group Ltd.[1]	54,715,800	201,273
Pampa Energía SA (ADR)[2]	1,586,500	90,494
New World Fund — Page 7 of 15

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Equatorial Energia SA, ordinary nominative	3,619,700	$73,516
Power Grid Corp. of India Ltd.[1]	16,709,022	51,868
Infraestructura Energética Nova, SAB de CV	11,203,227	49,319
ENGIE SA1	796,000	13,950
Energy World Corp. Ltd.[1,2]	64,921,606	9,758
		1,187,627
Telecommunication services 1.15%
SoftBank Group Corp.[1]	2,590,865	200,858
China Unicom (Hong Kong) Ltd.[1,2]	44,470,000	62,402
América Móvil, SAB de CV, Series L (ADR)	2,814,200	52,035
MTN Group Ltd.[1]	4,368,000	43,323
Bharti Airtel Ltd.[1]	4,350,000	26,623
Intouch Holdings PCL, foreign registered[1]	9,823,000	17,854
Play Communications SA, non-registered shares[1]	1,056,136	8,889
Globe Telecom, Inc.[1]	255,000	7,584
Advanced Info Service PCL, foreign registered[1]	593,100	3,895
		423,463
Real estate 0.81%
Ayala Land, Inc.[1]	129,943,200	102,136
Ayala Land, Inc., preference shares[1,2,6]	30,910,900	53
American Tower Corp. REIT	443,100	60,421
SM Prime Holdings, Inc.[1]	86,276,900	56,905
CK Asset Holdings Ltd.[1]	4,082,000	35,190
Sun Hung Kai Properties Ltd.[1]	1,757,000	28,206
Fibra Uno Administración, SA de CV REIT	9,565,760	15,840
		298,751
Miscellaneous 0.78%
Other common stocks in initial period of acquisition		285,931
Total common stocks (cost: $23,096,555,000)		32,225,768
Preferred securities 0.16% Information technology 0.16%
Meituan Corp., Series C, 8.00% noncumulative[1,2,6]	10,495,504	58,660
Total preferred securities (cost: $58,660,000)		58,660
Rights & warrants 0.55% Consumer staples 0.40%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,4]	15,100,000	147,948
Health care 0.14%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2019[1,4]	6,732,000	50,096
Financials 0.01%
Axis Bank Ltd., warrants, expire 2019[1,2]	2,786,000	5,271
Total rights & warrants (cost: $110,496,000)		203,315
New World Fund — Page 8 of 15

unaudited
Convertible stocks 0.05% Health care 0.05%	Shares	Value (000)
Piramal Enterprises Ltd., convertible debenture, 7.80% 2019[1]	11,943	$18,225
Total convertible stocks (cost: $19,790,000)		18,225
Bonds, notes & other debt instruments 4.43% Bonds & notes of governments & government agencies outside the U.S. 3.65%	Principal amount (000)
Argentine Republic 2.50% 2021[7]	ARS70,462	3,150
Argentine Republic 6.875% 2021	$6,575	6,913
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.938% 2022[8]	ARS36,425	1,770
Argentine Republic 7.50% 2026	$11,025	11,582
Argentine Republic 5.875% 2028	10,000	9,179
Argentine Republic 8.28% 2033[9,10]	10,333	11,134
Argentine Republic 0% 2035	55,100	4,807
Bahrain (Kingdom of) 6.75% 2029[4]	20,100	18,583
Brazil (Federative Republic of) 0% 2021	BRL416,197	92,461
Brazil (Federative Republic of) 10.00% 2023	16,000	4,755
Brazil (Federative Republic of) 4.25% 2025	$2,505	2,471
Brazil (Federative Republic of) 10.00% 2025	BRL23,000	6,767
Brazil (Federative Republic of) 10.00% 2027	52,000	15,168
Brazil (Federative Republic of) Global 5.625% 2047	$28,070	26,484
Buenos Aires (City of) 8.95% 2021[9]	13,290	14,218
Buenos Aires (City of) 8.95% 2021[4,9]	3,000	3,209
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[8]	ARS127,071	6,164
Colombia (Republic of) 4.375% 2021	$4,000	4,107
Colombia (Republic of) 4.50% 2026	13,020	13,305
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,681
Colombia (Republic of) 7.375% 2037	$3,250	4,136
Cote d’Ivoire (Republic of) 5.25% 2030[9]	€13,100	16,060
Cote d’Ivoire (Republic of) 5.75% 2032[9]	$11,718	11,250
Croatia (Republic of) 6.625% 2020	8,000	8,539
Croatia (Republic of) 5.50% 2023[4]	5,415	5,753
Dominican Republic 7.50% 2021[9]	11,450	12,126
Dominican Republic 5.50% 2025[4]	12,700	12,776
Dominican Republic 10.375% 2026	DOP289,000	6,184
Dominican Republic 5.95% 2027	$7,820	8,015
Dominican Republic 8.625% 2027[4,9]	4,950	5,811
Dominican Republic 11.25% 2027	DOP274,300	6,136
Dominican Republic 7.45% 2044[4]	$18,050	19,855
Dominican Republic 7.45% 2044	5,700	6,270
Dominican Republic 6.85% 2045[4]	2,000	2,072
Egypt (Arab Republic of) 5.75% 2020[4]	2,000	2,054
Egypt (Arab Republic of) 5.577% 2023[4]	2,500	2,514
Egypt (Arab Republic of) 14.80% 2023	EGP224,100	12,597
Egypt (Arab Republic of) 17.20% 2023	134,650	8,282
Egypt (Arab Republic of) 5.875% 2025[4]	$3,500	3,446
Egypt (Arab Republic of) 7.50% 2027[4]	6,800	7,194
Egypt (Arab Republic of) 6.588% 2028[4]	2,500	2,472
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,855
Egypt (Arab Republic of) 8.50% 2047	$10,000	10,745
Egypt (Arab Republic of) 8.50% 2047[4]	4,660	5,007
Greece (Hellenic Republic of) 3.50% 2023	€1,314	1,634
Greece (Hellenic Republic of) 3.75% 2028	1,779	2,136
Greece (Hellenic Republic of) 3.90% 2033	1,858	2,131
Greece (Hellenic Republic of) 4.00% 2037	1,482	1,662
New World Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 4.20% 2042	€1,454	$1,630
Guatemala (Republic of) 4.375% 2027	$19,600	18,865
Honduras (Republic of) 6.25% 2027	12,200	12,642
Hungary 5.75% 2023	10,000	10,927
Hungary 7.625% 2041	1,350	1,906
India (Republic of) 7.80% 2021	INR1,511,700	22,784
India (Republic of) 8.83% 2023	1,034,600	16,184
India (Republic of) 8.40% 2024	479,300	7,356
India (Republic of) 7.59% 2029	695,780	10,157
India (Republic of) 7.61% 2030	1,808,110	26,157
India (Republic of) 7.88% 2030	250,000	3,719
Indonesia (Republic of) 4.875% 2021	$19,165	19,889
Indonesia (Republic of) 3.75% 2022	30,235	30,191
Indonesia (Republic of) 4.35% 2024[4]	7,000	7,077
Indonesia (Republic of) 5.875% 2024[4]	6,500	7,078
Indonesia (Republic of) 4.75% 2026[4]	26,740	27,634
Indonesia (Republic of) 5.25% 2042	14,950	15,485
Iraq (Republic of) 6.752% 2023	18,800	18,830
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	5,130	5,036
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	6,335	6,033
Kazakhstan (Republic of) 5.125% 2025[4]	9,750	10,414
Kazakhstan (Republic of) 5.125% 2025	5,700	6,088
Kazakhstan (Republic of) 6.50% 2045[4]	7,865	9,396
Kenya (Republic of) 5.875% 2019[4]	2,605	2,650
Kenya (Republic of) 6.875% 2024	15,875	16,483
Kenya (Republic of) 6.875% 2024[4]	5,175	5,373
Kenya (Republic of) 8.25% 2048[4]	3,220	3,329
Kuwait (State of) 2.75% 2022[4]	4,500	4,369
Morocco (Kingdom of) 4.25% 2022	10,425	10,499
Morocco (Kingdom of) 4.25% 2022[4]	2,200	2,216
Morocco (Kingdom of) 5.50% 2042	19,250	20,093
Nigeria (Republic of) 5.125% 2018[4]	2,215	2,220
Nigeria (Republic of) 6.75% 2021[4]	875	922
Nigeria (Republic of) 6.375% 2023	17,825	18,621
Nigeria (Republic of) 6.375% 2023[4]	1,095	1,144
Nigeria (Republic of) 6.50% 2027[4]	5,075	5,122
Pakistan (Islamic Republic of) 7.25% 2019[4]	10,400	10,623
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,064
Pakistan (Islamic Republic of) 5.50% 2021[4]	9,145	9,008
Pakistan (Islamic Republic of) 8.25% 2024	9,255	9,654
Pakistan (Islamic Republic of) 8.25% 2024[4]	6,500	6,781
Pakistan (Islamic Republic of) 8.25% 2025[4]	9,222	9,603
Pakistan (Islamic Republic of) 6.875% 2027[4]	2,600	2,442
Panama (Republic of) 4.50% 2047[9]	33,210	32,463
Paraguay (Republic of) 5.00% 2026	10,745	10,922
Paraguay (Republic of) 5.00% 2026[4]	4,475	4,549
Paraguay (Republic of) 4.70% 2027[4]	7,830	7,810
Paraguay (Republic of) 4.70% 2027	5,900	5,885
Paraguay (Republic of) 5.60% 2048[4]	7,685	7,704
Peru (Republic of) 2.75% 2026	€8,255	10,952
Peru (Republic of) 6.55% 2037[9]	$2,517	3,175
Peru (Republic of) 5.625% 2050	1,240	1,451
Philippines (Republic of the) 6.25% 2036	PHP330,000	6,973
Poland (Republic of) 3.25% 2026	$12,900	12,570
Russian Federation 7.50% 2021	RUB592,800	9,670
New World Fund — Page 10 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 7.00% 2023	RUB469,000	$7,544
Russian Federation 8.15% 2027	573,000	9,694
Russian Federation 4.375% 2029[4]	$10,000	9,705
Saudi Arabia (Kingdom of) 2.375% 2021[4]	1,700	1,631
Saudi Arabia (Kingdom of) 2.894% 2022[4]	10,500	10,137
Saudi Arabia (Kingdom of) 3.25% 2026[4]	6,915	6,396
Saudi Arabia (Kingdom of) 3.625% 2028[4]	12,700	11,907
Senegal (Republic of) 4.75% 2028[9]	€13,200	15,840
Slovenia (Republic of) 4.75% 2018[4]	$10,000	10,005
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR65,000	5,954
South Africa (Republic of), Series R-209, 6.25% 2036	190,000	11,705
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	9,930
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$4,500	4,562
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,919
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	2,021
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,342
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	543
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	17,094
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	2,960	2,863
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	1,990	1,985
Turkey (Republic of) 9.20% 2021	TRY34,980	7,660
Turkey (Republic of) 2.00% 2024[7]	12,636	2,927
Turkey (Republic of) 4.875% 2026	$38,940	36,448
Turkey (Republic of) 6.00% 2041	20,795	19,190
Turkey (Republic of) 4.875% 2043	3,100	2,473
United Mexican States 4.00% 2023	19,150	19,377
United Mexican States 3.60% 2025	4,000	3,900
United Mexican States 4.15% 2027	19,400	19,148
United Mexican States 4.00% 2040[7]	MXN32,519	1,789
United Mexican States 4.35% 2047	$11,210	9,938
United Mexican States 5.75% 2110	1,620	1,600
United Mexican States, Series M, 6.50% 2021	MXN349,500	18,253
United Mexican States, Series M, 6.50% 2022	30,300	1,571
United Mexican States, Series M20, 10.00% 2024	74,500	4,536
United Mexican States, Series M, 5.75% 2026	1,004,200	48,385
		1,345,410
Corporate bonds & notes 0.74% Energy 0.39%
Ecopetrol SA 5.875% 2045	$1,340	1,297
Gazprom OJSC 9.25% 2019	9,975	10,470
Gazprom OJSC 6.51% 2022[4]	5,410	5,753
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,290
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	2,400	2,390
Petrobras Global Finance Co. 6.125% 2022	5,495	5,815
Petrobras Global Finance Co. 4.375% 2023	3,015	2,947
Petrobras Global Finance Co. 6.25% 2024	885	933
Petrobras Global Finance Co. 5.299% 2025[4]	9,500	9,348
Petrobras Global Finance Co. 8.75% 2026	10,000	11,770
Petrobras Global Finance Co. 5.999% 2028[4]	7,005	6,834
Petrobras Global Finance Co. 5.75% 2029	6,980	6,635
Petrobras Global Finance Co. 6.85% 2115	12,840	11,928
Petróleos Mexicanos 7.47% 2026	MXN271,550	12,877
Petróleos Mexicanos 6.375% 2021	$3,145	3,318
Petróleos Mexicanos 3.50% 2023	2,275	2,155
New World Fund — Page 11 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026	$9,240	$9,919
Petróleos Mexicanos 6.75% 2047	8,651	8,387
Petróleos Mexicanos 6.35% 2048[4]	2,960	2,729
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,9]	375	366
YPF SA 8.50% 2025[4]	8,385	9,177
		143,338
Utilities 0.12%
Cemig Geração e Transmissão SA 9.25% 2024[4]	5,890	6,376
Eskom Holdings Ltd. 5.75% 2021[4]	7,900	7,893
State Grid Overseas Investment Ltd. 3.50% 2027[4]	31,025	29,561
		43,830
Financials 0.07%
BBVA Bancomer SA 6.50% 2021[4]	3,275	3,464
HSBK (Europe) BV 7.25% 2021[4]	11,150	12,136
SB Capital SA, Contingent Convertible, 5.25% 2023[4]	5,000	4,986
VEB Finance Ltd. 6.902% 2020	5,300	5,523
		26,109
Materials 0.07%
Vale SA 6.25% 2026	10,460	11,563
Vale SA 6.875% 2036	2,250	2,620
Vale SA 6.875% 2039	9,725	11,399
Vale SA 5.625% 2042	250	260
		25,842
Consumer discretionary 0.02%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,189
Myriad International Holdings 6.00% 2020	$6,575	6,932
		8,121
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[4]	7,255	7,286
Health care 0.02%
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,000	7,179
Consumer staples 0.01%
Brasil Foods SA 4.75% 2024[4]	5,600	5,208
Industrials 0.01%
Lima Metro Line Finance Ltd. 5.875% 2034[4,9]	3,035	3,088
Telecommunication services 0.01%
Digicel Group Ltd. 6.00% 2021[4]	1,615	1,542
Total corporate bonds & notes		271,543
New World Fund — Page 12 of 15

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2018	$15,000	$14,971
Total U.S. Treasury bonds & notes		14,971
Total bonds, notes & other debt instruments (cost: $1,637,100,000)		1,631,924
Short-term securities 7.31%
Argentinian Treasury Bills 2.14%–2.87% due 5/11/2018–10/12/2018	7,176	7,124
Bank of Nova Scotia 2.22% due 6/15/2018[4]	22,700	22,645
BASF AG 1.86% due 5/2/2018[4]	25,000	24,998
BASF SE 1.87%–1.95% due 5/8/2018–6/11/2018[4]	100,000	99,889
British Columbia (Province of) 1.82% due 5/23/2018	20,400	20,376
Canadian Imperial Bank of Commerce 2.16% due 7/16/2018[4]	72,100	71,799
Chevron Corp. 1.79% due 5/24/2018[4]	20,000	19,976
CPPIB Capital Inc. 1.85%–1.90% due 5/17/2018–6/20/2018[4]	172,900	172,670
CRC Funding, LLC 2.00% due 5/29/2018[4]	25,000	24,962
Egyptian Treasury Bills 15.77%–16.45% due 5/1/2018–8/28/2018	EGP379,900	21,135
Essilor International 1.85%–1.87% due 5/24/2018–6/12/2018[4]	$65,700	65,580
ExxonMobil Corp. 1.76% due 5/10/2018	75,000	74,963
Federal Home Loan Bank 1.63%–1.77% due 5/18/2018–7/11/2018	211,200	210,843
Gotham Funding Corp. 1.90% due 5/2/2018[4]	40,000	39,996
Hershey Co. 1.85% due 5/8/2018[4]	30,000	29,988
ING (U.S.) Funding LLC 1.74%–1.87% due 5/9/2018–5/22/2018	125,000	124,909
John Deere Canada ULC 1.96% due 6/18/2018[4]	20,000	19,948
Liberty Street Funding Corp. 2.31% due 7/18/2018[4]	42,800	42,589
L’Oréal USA, Inc. 1.84% due 5/10/2018[4]	50,000	49,976
Mitsubishi UFJ Trust and Banking Corp. 2.02% due 6/14/2018	75,000	74,818
Mizuho Bank, Ltd. 1.88%–1.98% due 5/16/2018–5/21/2018[4]	174,700	174,541
National Australia Bank Ltd. 2.23% due 6/21/2018[4]	102,100	101,809
Nestlé Capital Corp. 1.77%–1.79% due 5/11/2018–5/14/2018[4]	100,000	99,940
Nigerian Treasury Bills 16.65%–17.68% due 5/3/2018–9/13/2018	NGN10,238,962	27,804
Nordea Bank AB 1.73% due 5/1/2018[4]	$150,000	149,993
Old Line Funding, LLC 1.95% due 5/14/2018[4]	35,000	34,975
Province of Alberta 1.86% due 5/7/2018[4]	75,000	74,975
Québec (Province of) 1.84%–1.88% due 5/23/2018–6/11/2018[4]	155,700	155,471
Sanofi 1.78%–1.79% due 5/2/2018–5/3/2018[4]	85,400	85,390
Siemens Capital Co. LLC 1.81% due 5/24/2018[4]	15,000	14,982
Sumitomo Mitsui Banking Corp. 1.72%–2.28% due 5/14/2018–7/19/2018[4]	184,200	183,744
Swedbank AB 2.21%–2.28% due 7/20/2018–8/17/2018	175,000	173,991
Tennessee Valley Authority 1.66% due 5/8/2018	32,600	32,590
Total Capital Canada Ltd. 1.74% due 5/9/2018[4]	39,800	39,782
Victory Receivables Corp. 1.92% due 5/4/2018[4]	50,000	49,990
Westpac Banking Corp. 1.67% due 6/1/2018[4]	75,000	74,877
Total short-term securities (cost: $2,693,192,000)		2,694,038
Total investment securities 99.94% (cost: $27,615,793,000)		36,831,930
Other assets less liabilities 0.06%		22,335
Net assets 100.00%		$36,854,265
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New World Fund — Page 13 of 15

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2018 (000)
Purchases (000)	Sales (000)
USD15,162	ZAR177,560	Goldman Sachs	5/4/2018	$925
USD48,516	INR3,166,625	JPMorgan Chase	5/7/2018	1,104
USD18,279	BRL61,300	JPMorgan Chase	5/7/2018	794
USD18,081	GBP13,135	Citibank	5/8/2018	(8)
USD12,222	BRL40,000	JPMorgan Chase	5/10/2018	816
USD57,724	INR3,784,041	Bank of America, N.A.	5/25/2018	1,189
USD43,920	INR2,878,728	Citibank	5/25/2018	911
USD5,027	INR329,550	Citibank	5/25/2018	104
USD13,166	INR880,000	Citibank	5/25/2018	18
USD8,339	MXN152,527	Bank of America, N.A.	5/31/2018	225
USD6,185	JPY660,000	Bank of America, N.A.	6/18/2018	127
USD5,830	GBP4,098	JPMorgan Chase	6/22/2018	173
USD3,929	JPY420,000	UBS AG	6/25/2018	72
USD11,548	MXN215,000	JPMorgan Chase	7/9/2018	180
USD19,784	INR1,320,000	Citibank	9/24/2018	319
USD4,338	EUR3,465	Citibank	12/13/2018	72
USD241	EUR200	Bank of America, N.A.	12/13/2018	(6)
USD690	EUR570	Bank of America, N.A.	12/13/2018	(12)
USD3,885	EUR3,220	Bank of America, N.A.	12/13/2018	(78)
USD6,096	EUR4,810	Citibank	3/6/2019	132
USD7,017	EUR5,485	Goldman Sachs	3/8/2019	215
USD3,606	EUR2,850	Goldman Sachs	3/8/2019	72
USD16,632	EUR13,100	JPMorgan Chase	3/15/2019	376
USD4,098	EUR3,225	Goldman Sachs	4/12/2019	86
				$7,806
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $21,510,963,000, which represented 58.37% of the net assets of the fund. This amount includes $19,877,985,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,699,791,000, which represented 7.33% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[6]	Value determined using significant unobservable inputs.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$49,120	$42,980.12%

New World Fund — Page 14 of 15

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
COP = Colombian pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PHP = Philippine pesos
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-036-0618O-S60639	New World Fund — Page 15 of 15

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 29, 2018